Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Accrued Liabilities and Other Current Liabilities [Abstract]
Logistics expenses payables	¥ 857	¥ 2,919
Advances from customers		2,139
Payable for investment	2,063	2,063
Refund obligation of sales returns		2,282
Bonds payable-preferred shares (Note 18)	9,732
Loan for Yoken Series A-1 Warrant (Note 19)	13,000
Professional service fee accruals	1,405	1,141
Taxes Payable	1,273	577
Deposit	227	282
Others	2,800	453
Total	¥ 31,357	¥ 11,856